CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net income (loss)	$ 164.9	$ 49.2	$ (589.5)
Other comprehensive income, before tax:
Foreign currency translation gain (loss)	4.7	(1.5)	(3.1)
Cash flow hedges:
Gains (losses) arising in period	(11.5)	56.1	(64.2)
Reclassification of losses (gains) to net income (loss)	(6.1)	39.1	47.7
Pension and OPEB plans:
Prior service credit (cost) arising in period	4.7	(8.3)	(7.7)
Gains (losses) arising in period	94.2	11.6	(60.8)
Reclassification of prior service cost (credits) included in net income (loss)	(53.8)	(54.8)	(60.2)
Reclassification of losses (gains) included in net income (loss)	6.3	97.9	165.0
Other comprehensive income, before tax	38.5	140.1	16.7
Income tax expense in other comprehensive income (loss)	0.0	15.5	8.0
Other comprehensive income	38.5	124.6	8.7
Comprehensive income (loss)	203.4	173.8	(580.8)
Less: Comprehensive income attributable to noncontrolling interests	61.4	66.0	62.8
Comprehensive income (loss) attributable to AK Steel Holding Corporation	$ 142.0	$ 107.8	$ (643.6)